Other Commitments and Contingencies - Narrative (Details) $ / shares in Units, $ in Thousands, € in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2018 $ / shares shares	Jun. 30, 2019 USD ($) tax_lease shares	Jun. 30, 2019 GBP (£) tax_lease	Dec. 31, 2003 GBP (£) tax_lease	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 EUR (€) shares	Apr. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) shares
Loss Contingencies [Line Items]
Number of tax leases | tax_lease				6
Gross cash benefit received from tax leases | £				£ 41,000,000
Number of tax leases terminated | tax_lease		5	5
Number of tax leases remaining | tax_lease		1	1
Contractual obligation		$ 1,178,829						$ 1,300,000
Minimum
Loss Contingencies [Line Items]
Estimate of possible exposure | £			£ 0
Maximum
Loss Contingencies [Line Items]
Estimate of possible exposure | £			£ 115,000,000.0
Shareholders' Agreement, Project to Fund Development of Pipeline Infrastructure and FSRU
Loss Contingencies [Line Items]
Contractual obligation | €							€ 1.0
Shareholders' Agreement, Project to Fund Development of Pipeline Infrastructure and FSRU | Maximum
Loss Contingencies [Line Items]
Contractual obligation | €							€ 15.0
ECGS
Loss Contingencies [Line Items]
Commitments and contingencies		$ 1,000
Avenir
Loss Contingencies [Line Items]
Shares issued (in shares) | shares	110,000,000
Common stock, par value per share (in dollars per share) | $ / shares	$ 1.00
Margin loan | Golar Partners, Common Units
Loss Contingencies [Line Items]
Number of common units pledged as security (in shares) | shares		21,226,586					21,226,586		21,226,586
Avenir
Loss Contingencies [Line Items]
Investment company, future amount									$ 18,000
Avenir | Founding Partners
Loss Contingencies [Line Items]
Investment company, future amount									$ 72,000
Stolt-Nielsen Ltd and Höegh LNG Holdings Ltd | Avenir
Loss Contingencies [Line Items]
Committed capital		$ 182,000
Other Operating Income (Expense)
Loss Contingencies [Line Items]
Loss contingency, receivable, proceeds		$ 9,300
Golar Viking Conversion | Scenario, Forecast
Loss Contingencies [Line Items]
Long term purchase commitments					$ 86,700	$ 8,700